Summary of Significant Accounting Policies (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP 6.0 | General Dynamics Corporation common stock
EBP, Accounting Policy [Line Items]
Investment concentrations percentage	14.00%	14.00%